UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     March 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $325,539 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     5132   706900 SH       SOLE                   107600        0   599300
ADVISORY BOARD                 COM              00762W107     7525   249500 SH       SOLE                    37900        0   211600
AMEDISYS INC                   COM              023436108     6239   128200 SH       SOLE                    19500        0   108700
AMERICAN REPROGRAPHICS CO      COM              029263100     8265   479126 SH       SOLE                    72900        0   406226
BALDWIN & LYONS INC            CL B             057755209     8432   351785 SH       SOLE                    53200        0   298585
BEL FUSE INC                   CL A             077347201     5896   207102 SH       SOLE                    31500        0   175602
BROWN & BROWN INC              COM              115236101    16297   753800 SH       SOLE                   114700        0   639100
CAL DIVE INTL INC DEL          COM              12802T101    14708  1387525 SH       SOLE                   210800        0  1176725
CARLISLE COS INC               COM              142339100     8491   283300 SH       SOLE                    43000        0   240300
CHEMED CORP NEW                COM              16359R103    14938   363800 SH       SOLE                    55300        0   308500
CORPORATE EXECUTIVE BRD CO     COM              21988R102     8804   281737 SH       SOLE                    42700        0   239037
COX RADIO INC                  CL A             224051102     3403   322300 SH       SOLE                    48900        0   273400
DESCARTES SYS GROUP INC        COM              249906108    14403  3894200 SH       SOLE                   725100        0  3169100
DOLLAR TREE INC                COM              256746108     1427    39253 SH       SOLE                     6000        0    33253
ETHAN ALLEN INTERIORS INC      COM              297602104     5806   207200 SH       SOLE                    31500        0   175700
FORWARD AIR CORP               COM              349853101     6184   227100 SH       SOLE                    34600        0   192500
GILDAN ACTIVEWEAR INC          COM              375916103     6498   291200 SH       SOLE                    70800        0   220400
GLADSTONE INVT CORP            COM              376546107     6107   887698 SH       SOLE                   134855        0   752843
GRACO INC                      COM              384109104     7054   198099 SH       SOLE                    30100        0   167999
HEWITT ASSOCS INC              COM              42822Q100     4817   132200 SH       SOLE                    19100        0   113100
HOME DIAGNOSTICS INC DEL       COM              437080104     5895   609000 SH       SOLE                    92800        0   516200
INTERACTIVE DATA CORP          COM              45840J107     8222   326020 SH       SOLE                    49400        0   276620
INTERFACE INC                  COM              458665106     6061   533100 SH       SOLE                    81100        0   452000
INTERNATIONAL SPEEDWAY CORP    COM              460335201    12082   310500 SH       SOLE                    47200        0   263300
JACKSON HEWITT TAX SVCS INC    COM              468202106    17245  1124200 SH       SOLE                   170700        0   953500
KINETIC CONCEPTS INC           COM NEW          49460W208     4211   147300 SH       SOLE                    22400        0   124900
LHC GROUP INC                  COM              50187A107     9215   323573 SH       SOLE                    49100        0   274473
MTS SYS CORP                   COM              553777103     7776   184700 SH       SOLE                    28100        0   156600
MIDDLEBY CORP                  COM              596278101     7848   144500 SH       SOLE                    22000        0   122500
MILLER HERMAN INC              COM              600544100     6808   278200 SH       SOLE                    42200        0   236000
POOL CORPORATION               COM              73278L105     6510   279053 SH       SOLE                    43200        0   235853
QLOGIC CORP                    COM              747277101     6050   393900 SH       SOLE                    59900        0   334000
RITCHIE BROS AUCTIONEERS       COM              767744105     4939   211420 SH       SOLE                    41920        0   169500
SAGA COMMUNICATIONS INC        COM NEW          786598300     5411   949273 SH       SOLE                   144175        0   805098
SONIC SOLUTIONS                COM              835460106     3726   846767 SH       SOLE                   128700        0   718067
SOTHEBYS                       COM              835898107     9953   496150 SH       SOLE                    75600        0   420550
STANTEC INC                    COM              85472N109    16097   669600 SH       SOLE                   126400        0   543200
TEMPUR PEDIC INTL INC          COM              88023U101     4104   348970 SH       SOLE                    53000        0   295970
USA MOBILITY INC               COM              90341G103     5637   512494 SH       SOLE                    77860        0   434634
UNIVERSAL HLTH SVCS INC        COM              913903100     7410   132244 SH       SOLE                    19114        0   113130
UNIVERSAL TECHNICAL INST INC   COM              913915104     7435   435836 SH       SOLE                    66300        0   369536
VALUEVISION MEDIA INC          COM              92047K107     2478  1339441 SH       SOLE                   203500        0  1135941